Summary of Significant Accounting Policies - Summary of Useful Lives for Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer, Equipment and Software
Property and equipment, estimated useful life	3 years
Furniture and Fixtures
Property and equipment, estimated useful life	5 years